UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        AYM Capital, LLC
Address:     44 Wall Street, 2nd Floor
             New York, NY 10005

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Abraham Muller
Title:   Managing Member
Phone:   212.742.7002

Signature, Place, and Date of Signing:

/s/ Abraham Muller             New York, New York              May 13, 2011
------------------------------------------------------------------------------
   [Signature]                    [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                     93
                                                   -------------

Form 13F Information Table Value Total:                $233,920
                                                   --------------

                                                      (thousands)




List of Other Included Managers:

None


                                     TITLE OF              VALUE    SHRS OR    SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER                    CLASS     CUSIP    (X1000)  PRN AMOUNT  PRN  CALL   DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCURIDE CORP                           COMM    00439T206         3       207   SH             Sole                207
ACCURIDE CORP                           WRNT    00439T206     1,527   110,269   SH             Sole            110,269
AERCAP HOLDINGS NV                      COMM    N00985106     5,793   404,559   SH             Sole            404,559
AMERICAN AXLE & MFG HOLDINGS            COMM    024061103     4,763   372,100   SH             Sole            372,100
AMKOR TECHNOLOGY INC                    COMM    031652100     4,801   716,617   SH             Sole            716,617
AMR CORP                                COMM    001765106     1,203   205,000   SH             Sole            205,000
A-POWER ENERGY GENERATION SYSTEMS LTD   COMM    G04136100       940   232,100   SH             Sole            232,100
ARCELOR MITTAL NY REGISTRY SHS CL A     COMM    03938L104     2,595    70,000   SH             Sole             70,000
BANK OF AMERICA CORP                    COMM    060505104     7,032   572,641   SH             Sole            572,641
BANK OF AMERICA CORP                    COMM    060505104     1,228   100,000          CALL    Sole            100,000
BANK OF AMERICA CORP                    COMM    060505104     3,879   315,900          CALL    Sole            315,900
BOISE INC                               COMM    09746Y105       697    70,951   SH             Sole             70,951
BROADWIND ENERGY INC                    COMM    11161T108       105    63,411   SH             Sole             63,411
CARE INVESTMENT TRUST INC               REIT    141657106        68    10,830   SH             Sole             10,830
CEREPLAST INC                           COMM    156732307       135    28,000   SH             Sole             28,000
CHINA MING YANG WIND POW-ADS            ADRS    16951C108     2,389   277,444   SH             Sole            277,444
CHIPMOS TECHNOLOGIES BERMUDA            COMM    G2110R114       963   119,151   SH             Sole            119,151
CISCO SYSTEMS INC                       COMM    17275R102     1,752   100,000   SH             Sole            100,000
COMMERCIAL VEHICLE GROUP INC            COMM    202608105     2,348   136,024   SH             Sole            136,024
CONSOL ENERGY INC                       COMM    20854P109     3,786    70,000   SH             Sole             70,000
DANA HOLDING CORP                       COMM    235825205     3,180   175,000   SH             Sole            175,000
DANAOS CORP                             COMM    Y1968P105     2,023   318,573   SH             Sole            318,573
DOMTAR CORP                             COMM    257559203     4,186    45,000   SH             Sole             45,000
ENDWAVE CORPORATION                     COMM    29264A206       417   173,696   SH             Sole            173,696
FLAGSTAR BANCORP INC                    COMM    337930507        31    20,080   SH             Sole             20,080
GENCO SHIPPING & TRADING LTD            COMM    Y2685T107       578    68,860   SH             Sole             68,860
GRAMERCY CAPITAL CORP                   REIT    384871109        45    15,000   SH             Sole             15,000
HERCULES OFFSHORE INC                   COMM    427093109       126    20,000   SH             Sole             20,000
HOVNANIAN ENTERPRISES-A                 COMM    442487203        71    22,165   SH             Sole             22,165
ISHARES RUSSELL 2000                    COMM    464287655     4,320    50,000           PUT    Sole             50,000
ISHARES RUSSELL 2000                    COMM    464287655     2,592    30,000           PUT    Sole             30,000
KEMET CORP                              COMM    488360207     3,539   224,996   SH             Sole            224,996
KULICKE & SOFFA INDUSTRIES              COMM    501242101       952   105,100   SH             Sole            105,100
LDK SOLAR CO LTD - ADR                  ADRS    50183L107     5,441   471,100   SH             Sole            471,100
LTX-CREDENCE CORPORATION                COMM    502403207     3,569   411,696   SH             Sole            411,696
MACQUARIE INFRASTRUCTURE CO             COMM    55608B105     1,807    72,000   SH             Sole             72,000
MANNKIND CORP                           COMM    56400P201       978   224,240   SH             Sole            224,240
MASSEY ENERGY CO                        COMM    576206106     4,436    65,000   SH             Sole             65,000
MGIC INVESTMENT CORP - WISC             COMM    552848103       866   100,000          CALL    Sole            100,000
MGIC INVESTMENT CORP - WISC             COMM    552848103     6,102   704,581   SH             Sole            704,581
MICRON TECHNOLOGY INC                   COMM    595112103     4,249   375,317   SH             Sole            375,317
NANOMETRICS INC                         COMM    630077105     2,102   130,000   SH             Sole            130,000
NAVIOS MARITIME ACQUISITION             COMM    Y62159101       299    75,313   SH             Sole             75,313
NAVIOS MARITIME HOLDINGS INC            COMM    Y62196103     3,760   710,719   SH             Sole            710,719
NN INC                                  COMM    629337106       194    11,060   SH             Sole             11,060
ON SEMICONDUCTOR CORPORATION            COMM    682189105       210    20,000   SH             Sole             20,000
PATRIOT COAL CORP                       COMM    70336T104     8,914   354,000   SH             Sole            354,000
PATRIOT COAL CORP                       COMM    70336T104       755    30,000          CALL    Sole             30,000
PATRIOT COAL CORP                       COMM    70336T104     4,190   166,400          CALL    Sole            166,400
PATRIOT COAL CORP                       COMM    70336T104     2,266    90,000          CALL    Sole             90,000
PMI GROUP INC/THE                       COMM    69344M101     1,493   691,094   SH             Sole            691,094
PRIMUS TELECOMMUNICATIONS GP            COMM    741929301       151    11,000   SH             Sole             11,000
PULTE GROUP INC                         COMM    745867101        81    10,000   SH             Sole             10,000
RADIAN GROUP INC                        COMM    750236101     5,095   859,239   SH             Sole            859,239
RADIAN GROUP INC                        COMM    750236101       148    25,000          CALL    Sole             25,000
RADIAN GROUP INC                        COMM    750236101       697   117,500          CALL    Sole            117,500
RADIAN GROUP INC                        COMM    750236101     1,186   200,000          CALL    Sole            200,000
RADIAN GROUP INC                        COMM    750236101       534    90,000          CALL    Sole             90,000
RADIAN GROUP INC                        COMM    750236101       297    50,000          CALL    Sole             50,000
RADIAN GROUP INC                        COMM    750236101     1,209   203,800          CALL    Sole            203,800
RADIAN GROUP INC                        COMM    750236101     5,873   990,400          CALL    Sole            990,400
RINO INTERNATIONAL CORP                 COMM    766883102         9    10,000   SH             Sole             10,000
RUBICON TECHNOLOGY INC                  COMM    78112T107     2,859   100,285   SH             Sole            100,285
RUDOLPH TECHNOLOGIES INC                COMM    781270103       321    28,392   SH             Sole             28,392
SAVIENT PHARMACEUTICALS INC             COMM    80517Q100       116    10,000   SH             Sole             10,000
SEASPAN CORP                            COMM    Y75638109       704    36,974   SH             Sole             36,974
SPDR S&P 500 ETF TRUST                  COMM    78462F103     6,822    50,000           PUT    Sole             50,000
SPDR S&P 500 ETF TRUST                  COMM    78462F103     6,822    50,000           PUT    Sole             50,000
SPDR S&P 500 ETF TRUST                  COMM    78462F103     6,822    50,000           PUT    Sole             50,000
SPDR S&P 500 ETF TRUST                  COMM    78462F103    13,643   100,000           PUT    Sole            100,000
SPDR S&P 500 ETF TRUST                  COMM    78462F103    13,643   100,000           PUT    Sole            100,000
SPDR S&P 500 ETF TRUST                  COMM    78462F103     6,822    50,000           PUT    Sole             50,000
SPDR S&P 500 ETF TRUST                  COMM    78462F103     6,822    50,000           PUT    Sole             50,000
TELESTONE TECHNOLOGIES CORP             COMM    87953J102        90    14,225   SH             Sole             14,225
TERADYNE INC                            COMM    880770102     2,576   160,000   SH             Sole            160,000
ULTRAPETROL (BAHAMAS) LTD               COMM    P94398107     1,106   202,981   SH             Sole            202,981
UNITED CONTINENTAL HOLDINGS             COMM    910047109     1,178    51,600   SH             Sole             51,600
UNITED STATES STEEL CORP                COMM    912909108     5,964   125,000   SH             Sole            125,000
UNITED STATES STEEL CORP                COMM    912909108       954    20,000          CALL    Sole             20,000
UNITED STATES STEEL CORP                COMM    912909108     4,771   100,000          CALL    Sole            100,000
UNITED STATES STEEL CORP                COMM    912909108     2,386    50,000          CALL    Sole             50,000
UNITED STATES STEEL CORP                COMM    912909108       162     3,400          CALL    Sole              3,400
UNITED STATES STEEL CORP                COMM    912909108     4,771   100,000          CALL    Sole            100,000
US AIRWAYS GROUP INC                    COMM    90341W108       715    78,706   SH             Sole             78,706
VEECO INSTRUMENTS INC                   COMM    922417100       205     4,000   SH             Sole              4,000
VISHAY INTERTECHNOLOGY INC              COMM    928298108     1,925   100,900   SH             Sole            100,900
WELLS FARGO & COMPANY                   COMM    949746101     2,183    75,000   SH             Sole             75,000
WIDEPOINT CORP                          COMM    967590100       225   210,000   SH             Sole            210,000
WSP HOLDINGS LTD-ADR                    ADRS    92934F104        68    50,000   SH             Sole             50,000
XL CAPITAL LTD-CL A                     COMM    G98290102     1,311    53,700   SH             Sole             53,700
XUEDA EDUCATION GROUP-ADR               ADRS    98418W109       242    22,100   SH             Sole             22,100
YRC WORLDWIDE INC                       COMM    984249300       218   109,895   SH             Sole            109,895
YRC WORLDWIDE INC                       CONV    984249300     2,500 2,500,000   PRN            Sole          2,500,000
                                                            233,920
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